Transactions with related parties (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	$ 23.9	$ 22.9	$ 29.6
Post-employment benefits	2.4	2.1	2.8
Equity-based compensation	67.3	67.2	47.4
Total	93.6	92.2	79.8
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	19.0	18.0	25.0
Post-employment benefits	2.4	2.1	2.8
Equity-based compensation	61.9	62.2	42.6
Total	83.3	82.3	70.4
Non-Executive Director [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	4.9	4.9	4.6
Equity-based compensation	5.4	5.0	4.8
Total	$ 10.3	$ 9.9	$ 9.4